Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	NRX Pharmaceuticals, Inc.
Entity Central Index Key	0001719406
Entity Filer Category	Non-accelerated Filer
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-257438) (the “Registration Statement”) of NRX Pharmaceuticals, Inc. (“NRx”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on July 9, 2021, is being filed to (i) include the information contained in NRx’s Annual Report on Form 10-K for the year ended December 31, 2021, which was filed with the SEC on March 31, 2022 and (ii) update certain other information in the Registration Statement to reflect current business operations.
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false